Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Summer Street Trust
Entity Central Index Key	0000225322
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Fidelity Advisor Sustainable U.S. Equity Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable U.S. Equity Fund
Class Name	Fidelity Advisor® Sustainable U.S. Equity Fund Class I
Trading Symbol	FSEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 48	0.90%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%
Net Assets	$ 29,599,091
Holdings Count | shares	68
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$29,599,091
Number of Holdings	68
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.1 Financials 12.5 Health Care 10.7 Consumer Discretionary 10.7 Industrials 9.5 Communication Services 7.6 Consumer Staples 4.7 Energy 4.6 Materials 4.2 Utilities 2.4 Real Estate 2.1 Common Stocks 98.0 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) United States 96.0 Norway 1.3 France 1.0 Italy 0.8 Ireland 0.5 China 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.5 NVIDIA Corp 6.4 Microsoft Corp 6.0 Alphabet Inc Class A 4.1 Amazon.com Inc 3.5 Procter & Gamble Co/The 3.0 Moody's Corp 2.7 Salesforce Inc 2.6 American Express Co 2.5 Cigna Group/The 2.2 40.5
Fidelity Water Sustainability Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Water Sustainability Fund
Class Name	Fidelity® Water Sustainability Fund
Trading Symbol	FLOWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Water Sustainability Fund for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Water Sustainability Fund	$ 47	0.91%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
Net Assets	$ 111,212,814
Holdings Count | shares	37
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$111,212,814
Number of Holdings	37
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 57.7 Utilities 34.2 Information Technology 2.7 Materials 2.4 Energy 0.8 Common Stocks 97.8 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) United States 68.2 United Kingdom 15.4 Switzerland 5.2 France 4.5 Brazil 3.4 Japan 2.6 Italy 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Pentair PLC 8.7 United Utilities Group PLC 7.6 Severn Trent PLC 6.8 Essential Utilities Inc 6.1 Core & Main Inc Class A 5.2 Chart Industries Inc 5.0 American Water Works Co Inc 4.8 Ingersoll Rand Inc 4.6 Advanced Drainage Systems Inc 4.6 Veolia Environnement SA 4.5 57.9
Fidelity Advisor Climate Action Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Climate Action Fund
Class Name	Fidelity Advisor® Climate Action Fund Class I
Trading Symbol	FCAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 55	1.05%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%
Net Assets	$ 39,156,711
Holdings Count | shares	98
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$39,156,711
Number of Holdings	98
Portfolio Turnover	43%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 34.0 Industrials 18.5 Financials 13.0 Consumer Discretionary 12.6 Health Care 9.9 Communication Services 4.3 Consumer Staples 2.9 Materials 2.8 Energy 0.9 Utilities 0.3 Common Stocks 99.2 Preferred Securities 0.0 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) United States 90.0 China 1.6 Ireland 1.2 Switzerland 1.1 Denmark 1.1 Brazil 0.8 United Kingdom 0.7 Hong Kong 0.7 Canada 0.6 Others 2.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 6.1 Apple Inc 5.6 Microsoft Corp 5.1 Alphabet Inc Class A 4.3 Moody's Corp 2.5 Tesla Inc 2.3 Lowe's Cos Inc 2.1 Morgan Stanley 2.0 Eaton Corp PLC 1.9 Deere & Co 1.8 33.7
Fidelity Climate Action Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Climate Action Fund
Class Name	Fidelity® Climate Action Fund
Trading Symbol	FCAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Climate Action Fund	$ 55	1.05%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%
Net Assets	$ 39,156,711
Holdings Count | shares	98
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$39,156,711
Number of Holdings	98
Portfolio Turnover	43%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 34.0 Industrials 18.5 Financials 13.0 Consumer Discretionary 12.6 Health Care 9.9 Communication Services 4.3 Consumer Staples 2.9 Materials 2.8 Energy 0.9 Utilities 0.3 Common Stocks 99.2 Preferred Securities 0.0 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) United States 90.0 China 1.6 Ireland 1.2 Switzerland 1.1 Denmark 1.1 Brazil 0.8 United Kingdom 0.7 Hong Kong 0.7 Canada 0.6 Others 2.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 6.1 Apple Inc 5.6 Microsoft Corp 5.1 Alphabet Inc Class A 4.3 Moody's Corp 2.5 Tesla Inc 2.3 Lowe's Cos Inc 2.1 Morgan Stanley 2.0 Eaton Corp PLC 1.9 Deere & Co 1.8 33.7
Fidelity Advisor Climate Action Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Climate Action Fund
Class Name	Fidelity Advisor® Climate Action Fund Class C
Trading Symbol	FCALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 108	2.05%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.05%
Net Assets	$ 39,156,711
Holdings Count | shares	98
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$39,156,711
Number of Holdings	98
Portfolio Turnover	43%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 34.0 Industrials 18.5 Financials 13.0 Consumer Discretionary 12.6 Health Care 9.9 Communication Services 4.3 Consumer Staples 2.9 Materials 2.8 Energy 0.9 Utilities 0.3 Common Stocks 99.2 Preferred Securities 0.0 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) United States 90.0 China 1.6 Ireland 1.2 Switzerland 1.1 Denmark 1.1 Brazil 0.8 United Kingdom 0.7 Hong Kong 0.7 Canada 0.6 Others 2.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 6.1 Apple Inc 5.6 Microsoft Corp 5.1 Alphabet Inc Class A 4.3 Moody's Corp 2.5 Tesla Inc 2.3 Lowe's Cos Inc 2.1 Morgan Stanley 2.0 Eaton Corp PLC 1.9 Deere & Co 1.8 33.7
Fidelity Sustainable U.S. Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable U.S. Equity Fund
Class Name	Fidelity® Sustainable U.S. Equity Fund
Trading Symbol	FSEBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable U.S. Equity Fund	$ 48	0.90%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%
Net Assets	$ 29,599,091
Holdings Count | shares	68
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$29,599,091
Number of Holdings	68
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.1 Financials 12.5 Health Care 10.7 Consumer Discretionary 10.7 Industrials 9.5 Communication Services 7.6 Consumer Staples 4.7 Energy 4.6 Materials 4.2 Utilities 2.4 Real Estate 2.1 Common Stocks 98.0 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) United States 96.0 Norway 1.3 France 1.0 Italy 0.8 Ireland 0.5 China 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.5 NVIDIA Corp 6.4 Microsoft Corp 6.0 Alphabet Inc Class A 4.1 Amazon.com Inc 3.5 Procter & Gamble Co/The 3.0 Moody's Corp 2.7 Salesforce Inc 2.6 American Express Co 2.5 Cigna Group/The 2.2 40.5
Fidelity Advisor Sustainable U.S. Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable U.S. Equity Fund
Class Name	Fidelity Advisor® Sustainable U.S. Equity Fund Class A
Trading Symbol	FSEKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 61	1.15%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.15%
Net Assets	$ 29,599,091
Holdings Count | shares	68
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$29,599,091
Number of Holdings	68
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.1 Financials 12.5 Health Care 10.7 Consumer Discretionary 10.7 Industrials 9.5 Communication Services 7.6 Consumer Staples 4.7 Energy 4.6 Materials 4.2 Utilities 2.4 Real Estate 2.1 Common Stocks 98.0 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) United States 96.0 Norway 1.3 France 1.0 Italy 0.8 Ireland 0.5 China 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.5 NVIDIA Corp 6.4 Microsoft Corp 6.0 Alphabet Inc Class A 4.1 Amazon.com Inc 3.5 Procter & Gamble Co/The 3.0 Moody's Corp 2.7 Salesforce Inc 2.6 American Express Co 2.5 Cigna Group/The 2.2 40.5
Fidelity Advisor Climate Action Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Climate Action Fund
Class Name	Fidelity Advisor® Climate Action Fund Class A
Trading Symbol	FCAJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 68	1.30%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.30%
Net Assets	$ 39,156,711
Holdings Count | shares	98
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$39,156,711
Number of Holdings	98
Portfolio Turnover	43%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 34.0 Industrials 18.5 Financials 13.0 Consumer Discretionary 12.6 Health Care 9.9 Communication Services 4.3 Consumer Staples 2.9 Materials 2.8 Energy 0.9 Utilities 0.3 Common Stocks 99.2 Preferred Securities 0.0 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) United States 90.0 China 1.6 Ireland 1.2 Switzerland 1.1 Denmark 1.1 Brazil 0.8 United Kingdom 0.7 Hong Kong 0.7 Canada 0.6 Others 2.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 6.1 Apple Inc 5.6 Microsoft Corp 5.1 Alphabet Inc Class A 4.3 Moody's Corp 2.5 Tesla Inc 2.3 Lowe's Cos Inc 2.1 Morgan Stanley 2.0 Eaton Corp PLC 1.9 Deere & Co 1.8 33.7
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable U.S. Equity Fund
Class Name	Fidelity Advisor® Sustainable U.S. Equity Fund Class Z
Trading Symbol	FSEWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.75%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
Net Assets	$ 29,599,091
Holdings Count | shares	68
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$29,599,091
Number of Holdings	68
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.1 Financials 12.5 Health Care 10.7 Consumer Discretionary 10.7 Industrials 9.5 Communication Services 7.6 Consumer Staples 4.7 Energy 4.6 Materials 4.2 Utilities 2.4 Real Estate 2.1 Common Stocks 98.0 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) United States 96.0 Norway 1.3 France 1.0 Italy 0.8 Ireland 0.5 China 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.5 NVIDIA Corp 6.4 Microsoft Corp 6.0 Alphabet Inc Class A 4.1 Amazon.com Inc 3.5 Procter & Gamble Co/The 3.0 Moody's Corp 2.7 Salesforce Inc 2.6 American Express Co 2.5 Cigna Group/The 2.2 40.5
Fidelity Advisor Sustainable U.S. Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable U.S. Equity Fund
Class Name	Fidelity Advisor® Sustainable U.S. Equity Fund Class C
Trading Symbol	FSEOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 101	1.90%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.90%
Net Assets	$ 29,599,091
Holdings Count | shares	68
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$29,599,091
Number of Holdings	68
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.1 Financials 12.5 Health Care 10.7 Consumer Discretionary 10.7 Industrials 9.5 Communication Services 7.6 Consumer Staples 4.7 Energy 4.6 Materials 4.2 Utilities 2.4 Real Estate 2.1 Common Stocks 98.0 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) United States 96.0 Norway 1.3 France 1.0 Italy 0.8 Ireland 0.5 China 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.5 NVIDIA Corp 6.4 Microsoft Corp 6.0 Alphabet Inc Class A 4.1 Amazon.com Inc 3.5 Procter & Gamble Co/The 3.0 Moody's Corp 2.7 Salesforce Inc 2.6 American Express Co 2.5 Cigna Group/The 2.2 40.5
Fidelity Advisor Climate Action Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Climate Action Fund
Class Name	Fidelity Advisor® Climate Action Fund Class M
Trading Symbol	FCAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 82	1.55%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.55%
Net Assets	$ 39,156,711
Holdings Count | shares	98
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$39,156,711
Number of Holdings	98
Portfolio Turnover	43%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 34.0 Industrials 18.5 Financials 13.0 Consumer Discretionary 12.6 Health Care 9.9 Communication Services 4.3 Consumer Staples 2.9 Materials 2.8 Energy 0.9 Utilities 0.3 Common Stocks 99.2 Preferred Securities 0.0 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) United States 90.0 China 1.6 Ireland 1.2 Switzerland 1.1 Denmark 1.1 Brazil 0.8 United Kingdom 0.7 Hong Kong 0.7 Canada 0.6 Others 2.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 6.1 Apple Inc 5.6 Microsoft Corp 5.1 Alphabet Inc Class A 4.3 Moody's Corp 2.5 Tesla Inc 2.3 Lowe's Cos Inc 2.1 Morgan Stanley 2.0 Eaton Corp PLC 1.9 Deere & Co 1.8 33.7
Fidelity Agricultural Productivity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Agricultural Productivity Fund
Class Name	Fidelity® Agricultural Productivity Fund
Trading Symbol	FARMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Agricultural Productivity Fund for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Agricultural Productivity Fund	$ 49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Net Assets	$ 44,426,470
Holdings Count | shares	29
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$44,426,470
Number of Holdings	29
Portfolio Turnover	8%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Consumer Staples 36.7 Industrials 31.3 Materials 29.8 Health Care 0.3 Common Stocks 98.1 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) United States 78.6 Canada 7.1 United Kingdom 3.8 Faroe Islands 2.8 Saudi Arabia 1.8 Japan 1.3 Indonesia 1.1 Ireland 1.0 Brazil 0.9 Others 1.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Deere & Co 24.8 Corteva Inc 11.0 Nutrien Ltd 7.1 Archer-Daniels-Midland Co 6.0 CF Industries Holdings Inc 4.9 Ingredion Inc 4.9 Lamb Weston Holdings Inc 4.9 Bunge Global SA 4.4 Cranswick PLC 3.8 Toro Co/The 3.7 75.5
Fidelity Advisor Climate Action Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Climate Action Fund
Class Name	Fidelity Advisor® Climate Action Fund Class Z
Trading Symbol	FCLZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Net Assets	$ 39,156,711
Holdings Count | shares	98
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$39,156,711
Number of Holdings	98
Portfolio Turnover	43%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 34.0 Industrials 18.5 Financials 13.0 Consumer Discretionary 12.6 Health Care 9.9 Communication Services 4.3 Consumer Staples 2.9 Materials 2.8 Energy 0.9 Utilities 0.3 Common Stocks 99.2 Preferred Securities 0.0 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) United States 90.0 China 1.6 Ireland 1.2 Switzerland 1.1 Denmark 1.1 Brazil 0.8 United Kingdom 0.7 Hong Kong 0.7 Canada 0.6 Others 2.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 6.1 Apple Inc 5.6 Microsoft Corp 5.1 Alphabet Inc Class A 4.3 Moody's Corp 2.5 Tesla Inc 2.3 Lowe's Cos Inc 2.1 Morgan Stanley 2.0 Eaton Corp PLC 1.9 Deere & Co 1.8 33.7
Fidelity Advisor Sustainable U.S. Equity Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable U.S. Equity Fund
Class Name	Fidelity Advisor® Sustainable U.S. Equity Fund Class M
Trading Symbol	FSEPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 74	1.40%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.40%
Net Assets	$ 29,599,091
Holdings Count | shares	68
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$29,599,091
Number of Holdings	68
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.1 Financials 12.5 Health Care 10.7 Consumer Discretionary 10.7 Industrials 9.5 Communication Services 7.6 Consumer Staples 4.7 Energy 4.6 Materials 4.2 Utilities 2.4 Real Estate 2.1 Common Stocks 98.0 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) United States 96.0 Norway 1.3 France 1.0 Italy 0.8 Ireland 0.5 China 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.5 NVIDIA Corp 6.4 Microsoft Corp 6.0 Alphabet Inc Class A 4.1 Amazon.com Inc 3.5 Procter & Gamble Co/The 3.0 Moody's Corp 2.7 Salesforce Inc 2.6 American Express Co 2.5 Cigna Group/The 2.2 40.5
Fidelity SAI Sustainable U.S. Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Sustainable U.S. Equity Fund
Class Name	Fidelity® SAI Sustainable U.S. Equity Fund
Trading Symbol	FIDEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Sustainable U.S. Equity Fund for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable U.S. Equity Fund	$ 29	0.55%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
Net Assets	$ 284,783,971
Holdings Count | shares	68
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$284,783,971
Number of Holdings	68
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.8 Financials 12.5 Consumer Discretionary 10.7 Health Care 10.6 Industrials 9.7 Communication Services 7.6 Consumer Staples 4.7 Energy 4.5 Materials 4.2 Utilities 2.4 Real Estate 2.0 Common Stocks 97.7 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) United States 96.0 Norway 1.2 France 1.0 Italy 0.9 Ireland 0.5 China 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.5 NVIDIA Corp 6.4 Microsoft Corp 6.0 Alphabet Inc Class A 4.0 Amazon.com Inc 3.5 Procter & Gamble Co/The 3.0 Moody's Corp 2.7 Salesforce Inc 2.6 American Express Co 2.5 Cigna Group/The 2.3 40.5
Fidelity SAI Sustainable Sector Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Sustainable Sector Fund
Class Name	Fidelity® SAI Sustainable Sector Fund
Trading Symbol	FIDJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Sustainable Sector Fund for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Sector Fund	$ 23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
Net Assets	$ 298,303,223
Holdings Count | shares	230
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$298,303,223
Number of Holdings	230
Portfolio Turnover	110%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.5 Financials 14.1 Health Care 11.1 Consumer Discretionary 10.9 Industrials 8.6 Communication Services 7.3 Consumer Staples 5.9 Materials 3.0 Utilities 2.3 Real Estate 2.1 Energy 1.4 Common Stocks 98.2 Domestic Equity Funds 0.7 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) United States 94.1 Taiwan 1.2 Netherlands 0.8 Canada 0.7 Germany 0.7 United Kingdom 0.5 China 0.3 Belgium 0.2 Brazil 0.2 Others 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 8.4 NVIDIA Corp 7.4 Apple Inc 5.4 Amazon.com Inc 4.3 Alphabet Inc Class A 3.8 UnitedHealth Group Inc 1.6 Tesla Inc 1.5 Boston Scientific Corp 1.4 Salesforce Inc 1.2 Walmart Inc 1.2 36.2